RULE 497(e)
333-39804
333-62811
333-69386

SUPPLEMENT DATED MARCH 9, 2009 TO

PROSPECTUS DATED MAY 1, 2008

FOR

ENHANCED CREDIT VARIABLE ANNUITY,

PENNANT SELECT AND PENN FREEDOM

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

This supplement describes changes to the Contract Rider charges for the “Growth and Income Advantage Benefit Rider.”  These changes are effective for contracts issued after the close of the New York Stock Exchange (“NYSE”) on March 31, 2009.

The “Guaranteed Lifetime Benefit Withdrawal Rider” described in the Prospectuses dated May 1, 2008, is no longer available. All references to the “Guaranteed Lifetime Benefit Withdrawal Rider” can be disregarded.

In the section captioned “May I Withdraw Any of My Money?” the following language should be inserted immediately after the section captioned “Optional Guaranteed Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider.”

GROWTH AND INCOME ADVANTAGE BENEFIT RIDER

At the time you purchase your Contract, you may purchase a Growth & Income Advantage Benefit rider, which includes the following enhancements to your Contract:

1)                                     Guaranteed Minimum Withdrawal Benefit - The Guaranteed Minimum Withdrawal Benefit permits the Annuitant or Joint Annuitants, if selected, to receive annual minimum payments regardless of the Contract Value either for a certain period of time or during the Annuitant’s lifetime or Joint Annuitant’s lifetime (in case of a Joint Life Guarantee).

2)                                     Enhanced Death Benefit - The Company will pay to a beneficiary upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant a death benefit enhancement in addition to the death benefit provided in your Contract.

How do I elect the Growth & Income Advantage Benefit Rider?

For an additional charge, you may purchase the Growth & Income Advantage Benefit rider at the time of purchase of your Contract.  The Rider Effective Date is the Contract Date.  This rider may not be added after you purchase your Contract and may not be selected if you intend to purchase any of the other available Living Benefit or Death Benefit Riders.  This rider can be purchased on a single or a joint life basis.  You may elect the rider only if the Annuitant (if a Single Life Guarantee) or the younger of the Annuitant and the Joint Annuitant (if a Joint Life Guarantee) is at least 35 years old and is not older than 80 on the Contract Date.

Important information to note about the Growth & Income Advantage Benefit Rider:

•                  At the present time, there are no investment allocation restrictions required for this rider. However, the Company reserves the right to impose certain investment allocation restrictions in the future.

•                  The Contract Rider Charges are non-refundable, whether or not you have taken withdrawals while the rider is in effect.

•                  All withdrawals, including the withdrawals made while the rider is in effect, reduce your Contract Value and death benefit.

•                  Once you elect this rider, any withdrawal will be subject to the terms of the rider.  This includes the free-withdrawal amount.

•                  The rider may not be added after you purchase your Contract or in combination with any other riders.

•                  If the age of the Annuitant or younger of the Annuitant or Joint Annuitant at first withdrawal is less than 59 ½, the lifetime withdrawal provision is not available and you can only withdraw under the Return of Benefit Base Withdrawal Option (see below for a description).

•                  The Enhanced Death Benefit available as part of the Growth and Income Advantage Benefit rider is different from the optional Death Benefit Riders offered.

What are the Guaranteed Annual Withdrawal Amount and the Guaranteed Annual Lifetime Withdrawal Amount?

If this rider is purchased, the Company guarantees that you can withdraw an amount annually in two different ways — the Return of Benefit Base Withdrawal Option or the Lifetime Withdrawal Option.

1)              The Return of Benefit Base Withdrawal Option — You can withdraw an amount annually until the Guaranteed Minimum Withdrawal Base (see below for a description) is depleted.  The amount that can be withdrawn is called the Guaranteed Annual Withdrawal Amount.  This amount is initially determined by multiplying the initial Guaranteed Minimum Withdrawal Base by the Guaranteed Annual Withdrawal Percentage.  The current Guaranteed Annual Withdrawal Percentage is 7.0%.

2)              The Lifetime Withdrawal Option - You can withdraw an amount annually as long as the Annuitant or either of the Joint Annuitants is alive.  The Guaranteed Annual Lifetime Withdrawal Amount is initially determined by multiplying the initial Lifetime Withdrawal Base by the Guaranteed Annual Lifetime Withdrawal Percentage.  The current Guaranteed Annual Lifetime Withdrawal Percentage is 5.0%.  Any change in the Lifetime Withdrawal Base will also change the Guaranteed Annual Lifetime Withdrawal Amount.

What if I withdraw less than the Guaranteed Annual Withdrawal Amount or Guaranteed Annual Lifetime Withdrawal Amount?

For both withdrawal options, you may take withdrawals equal to or less than the Guaranteed Annual Amount during each Contract Year as calculated per the above. If you elect to take less than or none of the Guaranteed Annual Amount in any given Contract Year, the Guaranteed Annual Amount is not increased in subsequent Contract Years.  You cannot carry over any unused guaranteed withdrawal amounts to any future Contract Years.

Example #1:  Suppose that the Guaranteed Annual Amount is $1,000 and you withdraw $500 during the current Contract Year.  The Guaranteed Annual Lifetime Withdrawal Amount will not increase by $500 in the next Contract Year.

If the Withdrawal Amount is greater than the free withdrawal amount, we will apply contingent deferred sales charges (See “Contingent Deferred Sales Charge” section of the Prospectus for details) and any other applicable charges.

What if I withdraw more than the Guaranteed Annual Amount?

Each Contract Year, you may withdraw more than the Guaranteed Annual Amount in effect at the time of the withdrawal request.  Any portion of a withdrawal that causes cumulative withdrawals in a given Contract Year to exceed the Guaranteed Annual Amount is referred to as an Excess Withdrawal.  An Excess Withdrawal could significantly reduce your Guaranteed Minimum Withdrawal Benefit Base by more than your actual Excess Withdrawal amount.  Excess Withdrawals will also reduce the amount of the future Guaranteed Annual Amount.

Guaranteed Minimum Withdrawal Benefit - The Guaranteed Minimum Withdrawal Benefit allows you to receive withdrawals in guaranteed minimum amounts via the Return of Benefit Base Withdrawal Option or the Lifetime Withdrawal Option.  These options operate concurrently until one or both terminate.  If the Annuitant’s age (or younger of the Annuitant and Joint Annuitant’s age for a Joint Life Guarantee) on the date of the first withdrawal is less than 59½, the Return of Benefit Base Withdrawal Option is the only withdrawal option available.

The Guaranteed Minimum Withdrawal Benefit Base is the starting point for determining the amounts you receive under these minimum withdrawal options.

1)             On the Contract Date:

The Guaranteed Minimum Withdrawal Benefit Base is the Initial Purchase Payment received and any Purchase Payment Enhancement, if applicable.

2)             Prior to the first withdrawal after the Contract Date:

The Guaranteed Minimum Withdrawal Benefit Base is equal to the greater of (a) and (b), below, where:

(a)          is the sum of (1) plus (2), where:

(1) is the Initial Purchase Payment accumulated on a daily basis at an annual effective rate of 7.2% until the earlier of 10 years from the Contract Date or the date of the first withdrawal; and

(2) is each Purchase Payment received after the Contract Date but prior to the first withdrawal, accumulated on a daily basis at an annual effective rate of 7.2% until the earlier of 10 years from the Contract Date or the date of the first withdrawal; and

(b)         is the highest Contract Value as of a Contract Anniversary Date until the date of the first withdrawal.

3)             On the first withdrawal after the Contract Date

The Guaranteed Minimum Withdrawal Benefit Base is equal to the greatest of (a), (b) or (c) below, where:

(a)          is the Contract Value on the date of the first withdrawal, just before the first withdrawal;

(b)         is the sum of (1) plus (2), where;

1)              is the Initial Purchase Payment accumulated on a daily basis at an annual effective rate of 7.2% until the earlier of 10 years from the Contract Date or the date of the first withdrawal; and

2)              is each Purchase Payment received after the Contract Date but prior to the first withdrawal, accumulated on a daily basis at an annual effective rate of 7.2% until the earlier of 10 years from the Contract Date or the date of the first withdrawal; and

(c)          is the highest Contract Value as of a contract anniversary date until the date of the first withdrawal.

4)             After the first withdrawal after the Contract Date:

If the age of the Annuitant or the younger of the Joint Annuitants is greater than or equal to 59 ½, then you have two withdrawal options to choose from.  Both withdrawal options operate concurrently until one or both terminate.  Even after you start withdrawing from one option, you may exchange to the other option and back as frequently as you want to until one or both of them terminate.  However, it is important to note that if you switched from a Return of Benefit Base Withdrawal Option to a Lifetime Benefit Base Withdrawal Option, the Guaranteed Annual Withdrawal Amount will be treated as an Excess Withdrawal under the Lifetime Benefit Base Withdrawal Option as it may be greater than the Guaranteed Annual Lifetime Withdrawal Amount.  This will result in a reduced Guaranteed Annual Lifetime Withdrawal Amount in subsequent years.

Return of Benefit Base Withdrawal Option —

(a)          If you take withdrawals less than or equal to the 7.0% Guaranteed Annual Withdrawal Amount during each Contract Year, the Guaranteed Minimum Withdrawal Benefit Base will be reduced by the dollar amount of the withdrawals until the Guaranteed Minimum Withdrawal Benefit Base is reduced to zero.

(b)         If you take withdrawals greater than the 7.0% Guaranteed Annual Withdrawal Amount during each Contract Year, the Guaranteed Minimum Withdrawal Benefit Base will be reduced by the Excess Withdrawal Amount in a proportional manner until it is reduced to zero.  The proportional reduction is subtracted from the Guaranteed Minimum Withdrawal Benefit Base and is determined by multiplying (i) and (ii) where:

i)                 is the Guaranteed Minimum Withdrawal Benefit Base just before the Excess Return of Benefit Base Withdrawal; and

ii)              is the ratio of the Excess Return of Benefit Base Withdrawal to the Contract Value just prior to the Excess Return of Benefit Base Withdrawal

Example #2:  Assume that the Guaranteed Annual Withdrawal Amount is $7,000 and there is a single $7,500 withdrawal during a Contract Year.  Suppose that the Contract Value and Guaranteed Minimum Withdrawal Base just prior to the $500 Excess Withdrawal are $110,000 and $100,000 respectively.

The Guaranteed Minimum Withdrawal Base will be reduced by the following amount:

$500 x ($100,000)  = $454.5

            ($110,000)

If the Contract Value just before the $500 Excess Withdrawal was $90,000, the reduction to the Guaranteed Minimum Withdrawal Base would be as follows:

$500 x ($100,000)  = $555.5

            ($90,000)

Automatic Annual Step-Up - On each contract anniversary following the first withdrawal, if the Contract Value is greater than the Guaranteed Minimum Withdrawal Benefit Base, then the Guaranteed Minimum Withdrawal Base will be increased automatically to the Contract Value.  As a result of the Step-Up, the Guaranteed Annual Withdrawal Amount steps up to an amount equal to the Contract Value, multiplied by the Guaranteed Annual Withdrawal Percentage.

Lifetime Benefit Base Withdrawal Option:

a.               If you take withdrawals less than or equal to the 5.0% Guaranteed Annual Lifetime Withdrawal Amount during each Contract Year, the Guaranteed Minimum Withdrawal Benefit Base will not be adjusted;

b.              If you take withdrawals greater than the 5.0% Guaranteed Annual Lifetime Withdrawal Amount during each Contract Year, the Guaranteed Minimum Withdrawal Benefit Base will be reduced by the Excess Withdrawal Amount in a proportional manner.  The proportional reduction is subtracted from the Guaranteed Minimum Withdrawal Benefit Base and is determined by multiplying (i) and (ii) where:

i)                 is the Guaranteed Minimum Withdrawal Benefit Base just before the Excess Lifetime Withdrawal; and

ii)              is the ratio of the Excess Lifetime Withdrawal to the Contract Value just before the Excess Lifetime Withdrawal

Automatic Annual Step-Up — On each contract anniversary following the first withdrawal, if the Contract Value is greater than the Guaranteed Minimum Withdrawal Benefit Base, then the Guaranteed Minimum Withdrawal Benefit Base will be increased automatically to the Contract Value.  As a result of the Step-Up, the Guaranteed Annual Lifetime Withdrawal Amount steps up to an amount equal to the Contract Value, multiplied by the Guaranteed Annual Lifetime Withdrawal Percentage.

If you make additional Purchase Payments, they will increase the Guaranteed Minimum Withdrawal Benefit Base and the Guaranteed Annual Lifetime Withdrawal Amount as long as the Contract Value is positive.  The Guaranteed Minimum Withdrawal Benefit Base will be increased by the amount of each additional Purchase Payment. The increase to the Guaranteed Annual Lifetime Withdrawal Benefit will be equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by each additional Purchase Payment.

The Lifetime Withdrawal Option guarantees that each Contract Year you can take withdrawals up to the Guaranteed Annual Lifetime Withdrawal Amount which is initially equal to the Guaranteed Annual Lifetime Withdrawal Percentage multiplied by the initial Guaranteed Minimum Withdrawal Benefit Base.  The current Guaranteed Annual Lifetime Withdrawal Percentage is 5.0%.

What if the Contract Value is Reduced to Zero?

If the Contract Value is reduced to zero and any benefits are due under either withdrawal option, no additional Purchase Payments will be accepted and the remaining minimum withdrawals will be made as follows:

(1) If the age of the Annuitant or the younger of the Joint Annuitants at first withdrawal is less than 59½, we will pay the remaining Guaranteed Annual Withdrawal Amount not yet withdrawn in the current Contract Year.  In subsequent Contract Years, we will pay the Guaranteed Annual Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero.

(2) If the age of the Annuitant or the younger of the Joint Annuitants at first withdrawal is equal to or greater than 59½, you can receive the Remaining Guaranteed Minimum Withdrawal Benefit Payment under either of the withdrawal options:

(a)          If the Return of Benefit Base Withdrawal Option is elected, we will pay the remaining Guaranteed Annual Withdrawal Amount not yet withdrawn in the current Contract Year. In subsequent Contract Years, we will pay the Guaranteed Annual Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero.

(b)         If the Lifetime Withdrawal Option is elected, we will pay the remaining Guaranteed Annual Lifetime Withdrawal Amount not yet withdrawn in the current Contract Year.  In subsequent Contract Years, we will pay the Guaranteed Annual Lifetime Withdrawal Amount in effect as of the date that the Contract Value is reduced to zero.  If no election is made, the default option is the Lifetime Withdrawal Option.

If the Contract Value is reduced to zero in a Contract Year where the Guaranteed Annual Lifetime Withdrawal Amount is reduced to zero by the impact of Excess Lifetime Withdrawals and the Guaranteed Minimum Withdrawal Benefit Base is positive, we will pay the remaining minimum withdrawals under the Return of Benefit Base Withdrawal Option only.  In the current Contract Year in which the Contract Value is reduced to zero, we will pay the Guaranteed Annual Withdrawal Amount not yet withdrawn.  In subsequent Contract Years, we will pay the Guaranteed Annual Withdrawal Amount, in effect as of the date that the Contract Value is reduced to zero, or any remaining Guaranteed Minimum Withdrawal Benefit Base, if less.

Remaining minimum withdrawal payments are made on annual basis in a Contract Year.  If the total remaining minimum withdrawals due each Contract Year are less than $100, the remaining payments will be commuted and a lump sum will be paid.

If the remaining minimum withdrawals are based on the 5.0% Guaranteed Annual Lifetime Withdrawal Amount, such payments will be commuted using the greater of the then currently available annuity factors or the then currently available annuity factors for a single life annuity under the Contract.   If the remaining minimum withdrawals are based on the 7.0% Guaranteed Annual Withdrawal Amount, the remaining Guaranteed Minimum Withdrawal Benefit Base will be paid.

Effect of Required Minimum Distributions on Guaranteed Minimum Withdrawal Benefit — Either or both of the Guaranteed Annual Withdrawal Amount and the Guaranteed Annual Lifetime Withdrawal Amount will be increased in any Contract Year in order to meet that Contract Year’s required minimum distribution (RMD) requirement according to the Internal Revenue Code of 1986, as amended from time to time, and the regulations promulgated thereunder.  Upon receiving your written notification, if we determine that the RMD for your Contract is greater than either or both of the Guaranteed Annual Withdrawal Amount or the Guaranteed Annual Lifetime Withdrawal Amount, the Withdrawal Amount will be increased to the RMD.  This increase will not be treated as an Excess Withdrawal for the purposes of this rider.  Therefore, for the Lifetime Withdrawal Option, an RMD withdrawal will not reduce the Guaranteed Minimum Withdrawal Base and for the Return of Benefit Base Withdrawal Option, an RMD withdrawal will reduce the Guaranteed Withdrawal Base by the dollar amount of the withdrawal. This increase applies only in relation to the required minimum distribution based on the value of the Contract.

Benefit Available on Annuity Date — If the Annuity date occurs while the rider is in effect, upon your request, you may:

(a)                                  apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

(b)                                 request that as of the annuity payment commencement date, annuity payments are made each year equal to the Guaranteed Annual Lifetime Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the Annuitant and Joint Annuitant for Joint Life Guarantees;

(c)                                  request that as of the annuity payment commencement date, the remaining Guaranteed Minimum Withdrawal Benefit Base is paid out in the form of annuity payments.  Each year these annuity payments will equal the lesser of the Guaranteed Annual Withdrawal Amount or the remaining Guaranteed Minimum Withdrawal Benefit Base.  These annuity payments will be made until the earlier of the death of the Annuitant for Single Life Guarantees, or the death of the survivor of the Annuitant and Joint Annuitant for Joint Life Guarantees or the date that the Guaranteed Minimum Withdrawal Benefit Base is reduced to zero.

We must receive a written notice at our Administrative office at least 30 days prior to the current Annuity date.  If annuity payments are to commence and none of the above elections have been made, then the default annuity option in your Contract will apply.

Single and Joint Life Guarantees

The Guaranteed Lifetime Withdrawal Benefit can be purchased on a single or a joint life basis.  Under a Single Life Guarantee, the Withdrawal Amount is guaranteed over the lifetime of the Annuitant.

Under a Joint Life Guarantee, the Withdrawal Amount is guaranteed over the lifetime of the Annuitant and Joint Annuitant.  You must specify the Joint Annuitant in the Contract Specifications at the time of issue of the Joint Life Guarantee. The Joint Annuitant must be the spouse of the Annuitant on the rider effective date and the spousal Joint Annuitant must always be the Contract Owner’s primary beneficiary unless the rider is changed to a Single Life Guarantee before withdrawals have begun.

Can I convert a Single Life Guarantee to a Joint Life Guarantee and vice-versa?

You cannot convert a Single Life Guarantee to a Joint Life Guarantee.

If you have a Joint Life Guarantee, and have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee and pay the Rider Charge for a Single Life Guarantee.  The Joint Annuitant can also be changed to the Annuitant’s current spouse, if no withdrawals have been taken.

If a withdrawal has been taken, the Joint Annuitant cannot be changed.  The Joint Annuitant can be removed from the Contract, but the charge for the rider would remain at the Joint Life Guarantee charge, and the Withdrawal Percentage would not change.

If no withdrawals have been taken, the guarantee and the associated Rider Charge convert to a Single Life Guarantee based on the Joint Annuitant’s lifetime.  If withdrawals have been taken, the guarantee and the Rider Charge do not change and the Withdrawal Amount applies to the Joint Annuitant’s lifetime.

Death Benefit Enhancement

The Growth & Income Advantage Benefit rider has a Death Benefit that is payable prior to the Annuity Date upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant only if the Death Benefit Enhancement Benefit Base is greater than the sum of the Fixed Account death benefit and the Variable Account death benefit payable under the Contract.  The amount by which the Enhanced Death Benefit Base exceeds the death benefit provided in your Contract is called the Death Benefit Enhancement.  This amount cannot be less than zero or greater than $1,000,000.  There is no additional charge for the Death Benefit enhancement payable under the rider.  Upon receipt of due proof of Annuitant death or the last death of the Annuitant and Joint Annuitant and the necessary forms to make payment to a beneficiary, the Company will pay the Death Benefit Enhancement in addition to the death benefit provided in your Contract.

Death Benefit Enhancement Benefit Base

The value of the Death Benefit Enhancement Benefit Base depends upon when you make your first withdrawal.

The Death Benefit Enhancement Benefit Base equals:

1.              On the Contract Date:

On the Contract Date, the Death Benefit Enhancement Benefit Base is the Initial Purchase Payment received plus any Purchase Payment Enhancement, if applicable;

2.              Prior to the first withdrawal after the Contract Date:

The Death Benefit Enhancement Benefit Base is equal to the greater of (a) or (b), where:

(a)           is the sum of (1) plus (2), where,

(1)  is the Initial Purchase Payment; and

(2)  is each Purchase Payment received after the Contract Date; and

(b)          is the highest Contract Value as of a contract anniversary date until the Annuitant’s attainment of Age 80, or Age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

3.              At the time of first withdrawal after the Contract Date:

The Benefit Base is the greater of (a) or (b), where:

(a)           is the Contract Value on the date of the first withdrawal, just before the first withdrawal; and

(b)          is the highest Contract Value as of a contract anniversary date until the Annuitant’s attainment of Age 80 for Single Life Guarantees, or Age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

4.              After the first withdrawal after the Contract Date:

If there is a step-up of the Withdrawal Base, the Benefit Base automatically steps-up to 100% of the Contract Value until the Annuitant’s attainment of Age 80 for Single Life Guarantees, or Age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

Effect of Withdrawals on the Death Benefit Enhancement Benefit Base

If you withdraw less than or equal to the Withdrawal Amount in effect at the time of request during each Contract Year, the Death Benefit Enhancement Benefit Base is reduced by the dollar amount of the withdrawal.  This is the case even with RMD withdrawals.

If you withdraw greater than the Withdrawal Amount in effect at the time of request during each Contract Year, then the amount that is in excess of the Withdrawal Amount is an Excess Withdrawal and it reduces the Death Benefit Enhancement Benefit Base.  The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b), where:

(a)           is the Death Benefit Enhancement Benefit Base just before the Excess Withdrawal; and

(b)          is the Contract Value just before the withdrawal of the Excess Withdrawal.

If you make any Purchase Payments after the date of the first withdrawal, the Death Benefit Enhancement Benefit Base will be increased on a dollar-for-dollar basis.

Impact of Annuitant’s Death for Joint Life Guarantees

1.               Single Life Guarantees.

Upon the death of the Annuitant, the Company will pay the beneficiary the Standard Death Benefit under the Contract and the Death Benefit Enhancement, if any, and the rider is terminated.  An eligible Spousal Beneficiary, can however continue the Contract but not the Growth & Income Advantage Benefit rider.

2.              Joint Life Guarantees

Under the Joint Life Guarantee, an eligible spousal beneficiary who is also the primary beneficiary can become the Successor Owner of the Contract and continue the Contract and the Growth & Income Advantage Benefit rider upon Annuitant’s death.

The spousal beneficiary also has the option of surrendering the Contract and receiving a Death Benefit equal to the Contract Value as of the date of the Annuitant’s death.

If you have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee Based on the Joint Annuitant’s lifetime and pay the Rider Charge for a Single Life Guarantee.

If withdrawals have been taken, the guarantee and the Rider Charge do not change and the Withdrawal Amount applies to the Joint Annuitant’s lifetime.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated.

Impact of Joint Annuitant’s Death for Joint Life Guarantees.  If the Joint Annuitant dies and the Annuitant is still alive, no Death Benefit is paid.  If no withdrawals have been taken, the Contract Owner has the option, upon written request to the Company, to convert the guarantee, and the associated Rider Charge, to a Single

Life Guarantee based on the Annuitant’s lifetime.  If the Annuitant does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken.  If withdrawals have been taken, the guarantee and the Rider Charge do not change.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated.

Transfer Limits.  Notwithstanding any other provision of this contract, no more than two transfers may be made in a calendar month and no more than 12 such transfers can be made in a calendar year.

Rider Charge.  On an annual basis the Rider Charge will be a percentage of the monthly average of the Contract Value that is allocated to the variable sub-accounts and will be deducted from the Contract Value.  The Rider Charge will be deducted annually on each Contract Anniversary until the Annuity Date.  The current effective annual charge for the rider is 0.90% of monthly average Contract Value for a Single Life Guarantee and 1.00% of monthly average Contract Value for a Joint Life Guarantee and neither may be increased beyond a maximum of 1.00%.

If an automatic step-up in the Withdrawal Base is scheduled to occur, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing this rider.  The Contract Owner can opt out of any future rider charge increases by sending, at least 30 days prior to a contract anniversary, a written request to the Company to do so.  No future increases in the current charge for the rider will be made and all future Automatic Annual Step-Ups will be suspended.

The Contract Owner may send a written request to the Company, at least 30 days prior to a subsequent contract anniversary, to reinstate the Automatic Annual Step-Ups of the Withdrawal Base.  The reinstatement will be effective on the following contract anniversary.  Future current charges will be the same as the charges applied to the class of Contract Owners electing the benefit at that time, not to exceed the maximum Rider Charge of 1.00%.

We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death.  No rider charge will be imposed upon annuitization.

Can I cancel the Growth & Income Advantage Benefit Rider?

You may cancel the Growth & Income Advantage Benefit rider on or after the fifth contract anniversary effective on the contract anniversary immediately following receipt by the Company of a written cancellation request by the Contract Owner.

When will the Growth & Income Advantage Benefit Rider terminate?

This rider will terminate upon the earliest of:

(a)                                  cancellation of the Growth & Income Advantage Benefit Rider;

(b)                                 if the Contract Value equals zero and there is no Guaranteed Annual Withdrawal Amount due in future years, no Guaranteed Annual Lifetime Withdrawal Amount due in future years, or no remaining Guaranteed Minimum Withdrawal Benefit Base;

(c)                                  full surrender of the Contract;

(d)                                 on the date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees; or

(e)                                  annuitization.

All charges for this rider will cease upon Contract termination.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

RULE 497(e)
333-39804
333-62811
333-69386

SUPPLEMENT DATED MARCH 9, 2009 TO THE

PROSPECTUSES DATED MAY 1, 2008

FOR

ENHANCED CREDIT VARIABLE ANNUITY,

PENNANT SELECT AND PENN FREEDOM

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

This supplement describes changes to the Contract Rider charges for the “Purchasing Power Protector Benefit Rider”.  These changes are effective for contracts issued after the close of the New York Stock Exchange (“NYSE”) on March 31, 2009.

In the section captioned “May I Withdraw Any of My Money?” the following language replaces the language beginning with the paragraph captioned “Guaranteed Lifetime Withdrawal Benefit Rider” up to and including the paragraph captioned “Termination of Rider.”

PURCHASING POWER PROTECTOR BENEFIT RIDER

At the time you purchase your Contract, you may purchase a Purchasing Power Protector Benefit rider which includes the following enhancements to your Contract:

1)                                      Guaranteed Lifetime Withdrawal Benefit - The Guaranteed Lifetime Withdrawal Benefit permits the Annuitant or Joint Annuitants, if selected, to receive annual minimum payments adjusted for inflation regardless of the Contract Value during the Annuitant’s lifetime or Joint Annuitant’s lifetime (in case of a Joint Life Guarantee).

2)                                      Enhanced Death Benefit - The Company will pay to a beneficiary upon the Annuitant’s death or the last death of the Annuitant and Joint Annuitant a death benefit enhancement in addition to the death benefit provided in your Contract.

How do I elect the Purchasing Power Protector Benefit Rider?

For an additional charge, you may purchase the Purchasing Power Protector Benefit rider at the time of purchase of your Contract.  The Rider Effective Date is the Contract Date.  This rider may not be added after you purchase your Contract and may not be selected if you intend to purchase any of the other available Living Benefit or Death Benefit Riders.  This rider can be purchased on a single or a joint life basis.  You may elect the rider only if the Annuitant (if a Single Life Guarantee) or the younger of the Annuitant and the Joint Annuitant (if a Joint Life Guarantee) is at least 35 years old and is not older than 80 on the Contract Date.

Important information to note about the Purchasing Power Protector Benefit Rider:

•                  At the present time, there are no investment allocation restrictions required for this rider. However, the Company reserves the right to impose certain investment allocation restrictions in the future.

•                  The Contract Rider Charges are non-refundable, whether or not you have taken withdrawals while the rider is in effect.

•                  All withdrawals, including the withdrawals made while the rider is in effect, reduce your Contract Value and death benefit.

2

•                  Once you elect this rider, any withdrawal will be subject to the terms of the rider.  This includes the free-withdrawal amount.

•                  The rider may not be added after you purchase your Contract or in combination with any other riders.

•                  If the age of the Annuitant or younger of the Annuitant or Joint Annuitant at first withdrawal is less than 59 ½, no inflation adjustment will be made.

•                  The Enhanced Death Benefit available as part of the Purchasing Power Protector Benefit rider is different from the optional Death Benefit riders offered.

What is the Guaranteed Annual Lifetime Withdrawal Amount?

If this rider is purchased, the Company guarantees that the Annuitant or Joint Annuitants, if selected, can withdraw an amount annually as long as the Annuitant or either of the Joint Annuitants is alive.  The amount which can be withdrawn is called the Guaranteed Annual Lifetime Withdrawal Amount. The Guaranteed Annual Lifetime Withdrawal Amount is determined by multiplying the Lifetime Withdrawal Base (“Withdrawal Base”) by the Guaranteed Annual Lifetime Withdrawal Percentage.  The Guaranteed Annual Lifetime Withdrawal Percentage is 5.0%.  Any change in the Withdrawal Base will also change the Guaranteed Annual Lifetime Withdrawal Amount.

What if I withdraw less than the Guaranteed Annual Lifetime Withdrawal Amount?

You may take withdrawals equal to or less than the Guaranteed Annual Lifetime Withdrawal Amount during each Contract Year.  If you elect to take less than or none of the Guaranteed Annual Lifetime Withdrawal Amount in any given Contract Year, the Guaranteed Annual Lifetime Withdrawal Amount is not increased in subsequent Contract Years.  You cannot carry over any unused Guaranteed Annual Lifetime Withdrawal Amounts to any future Contract Years.

Example #1:  Suppose that the Guaranteed Annual Lifetime Withdrawal Amount is $1,000 and you withdraw $500 during the current Contract Year.  The Guaranteed Annual Lifetime Withdrawal Amount will not increase by $500 in the next Contract Year.

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If the Guaranteed Annual Lifetime Withdrawal Amount is greater than the free withdrawal amount, we will apply contingent deferred sales charges (See “Contingent Deferred Sales Charge” section of the Prospectus for details) and any other applicable charges.

What if I withdraw more than the Guaranteed Annual Lifetime Withdrawal Amount?

Each Contract Year, you may withdraw more than the Guaranteed Annual Lifetime Withdrawal Amount in effect at the time of the withdrawal request.  Any portion of a withdrawal that causes cumulative withdrawals in a given Contract Year to exceed the Guaranteed Annual Lifetime Withdrawal Amount is referred to as an Excess Withdrawal.  An Excess Withdrawal could significantly reduce your Withdrawal Base by more than your actual Excess Withdrawal amount.  Excess Withdrawals will also reduce the amount of the future Guaranteed Annual Lifetime Withdrawal Amount.

How is the Withdrawal Base determined?

The Withdrawal Base is used to calculate the Guaranteed Annual Lifetime Withdrawal Amount and determine the rider charge.  Please note that if the Withdrawal Base increases, the Guaranteed Annual Lifetime Withdrawal Amount and the rider charge will increase.  It is also important to note that the Withdrawal Base does not establish or guarantee a Contract Value, Surrender Value or any kind of death benefit.

The value of the Withdrawal Base depends upon when you take your first withdrawal.

(1)         On the Contract Date:

On the Contract Date, the Withdrawal Base is equal to the Initial Purchase Payment received plus any Purchase Payment Enhancement, if applicable;

(2)         Prior to the first withdrawal after the Contract Date:

The Withdrawal Base is equal to the greater of (a) or (b), where:

(a)          is the sum of (1) plus (2), where,

(1)          is the Initial Purchase Payment; and

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(2)          is each Purchase Payment received after the Contract Date.

(b)         is the highest Contract Value as of a Contract Anniversary date

(3)         On the first withdrawal after the Contract Date:

The Withdrawal Base is the greatest of (1) or (2) or (3) below, where:

(1)                                  is the Contract Value on the date of the first withdrawal, prior to the first withdrawal;

(2)                                  is the sum of (a) plus (b), where;

(a)                                  is the Initial Purchase Payment; and

(b)                                 is each Purchase Payment received after the Contract Date; and

(3)                                  is the highest Contract Value as of a Contract Anniversary date

(4)          After the first withdrawal after the Contract Date

Inflation Adjustment — The Company credits an automatic inflation adjustment to the Withdrawal Base following the first withdrawal, if the age of the Annuitant or age of the younger of the Annuitant and Joint Annuitant is greater than or equal to 59 ½.  The inflation adjustment is only made when it is greater than 0.0% and there is no upper limit to the inflation adjustment.  Please note that the Withdrawal Base will NOT be adjusted for inflation, if the age of the Annuitant or age of the younger of the Annuitant and Joint Annuitant is less than 59 ½ at the time of the first withdrawal.  This is in effect even after the Annuitant or the younger of the Annuitant and Joint Annuitant has reached age 59 ½.

The inflation adjustment is made on each contract anniversary after the first withdrawal and equals (a) multiplied by (b), where:

(a)                                  is the current CPI Factor; and

(b)                                 is the average monthly value of the Withdrawal Base throughout the Contract Year.

CPI Factor - The CPI Factor equals the ratio of (a) to (b), where:

(a)                                  is the greater of 0 and the difference between (1) and (2), where:

(1)                                  is the Consumer Price Index for All Urban Consumers (“CPI-U”) released in the previous month; and

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(2)                                  is the CPI-U released twelve months prior to the most recent release; and

(b)                                 is the CPI-U released twelve months prior to the most recent release.

The CPI-U is published monthly by the United States Department of Labor.  If this index is discontinued or a new index series is established on a different basis, the Company may establish a new basis for determining the CPI Factor.  The Contract Owner will be given at least 90 days notice prior to any such change.

The CPI Factor will be updated on the first day of the month of each contract anniversary.  This CPI Factor will be determined at the beginning of the previous calendar month.  If you take the first withdrawal between contract anniversaries, we will calculate the CPI Factor for the partial year between the date of the first withdrawal and the following contract anniversary.

Automatic Annual Step-Up

On each contract anniversary following the first withdrawal, if the Contract Value is greater than the Withdrawal Base, then the Withdrawal Base will automatically be increased to the Contract Value.  The Guaranteed Annual Lifetime Withdrawal Amount will increase by the same percentage as the Withdrawal Base.

The Withdrawal Base at any Contract Anniversary following the first withdrawal will be the greater of (1) or (2), where:

(1)          Average monthly value of the Withdrawal Base throughout the Contract Year multiplied by the CPI Factor; and

(2)          Withdrawal Base after a step-up, if any, on the contract anniversary

Any additional purchase payments made will be added dollar for dollar to the Withdrawal Base

Effect of Withdrawals on the Withdrawal Base

 If your total withdrawals in a Contract Year do not exceed the Guaranteed Annual Lifetime Withdrawal Amount, the Withdrawal Base does not change.  It equals the Withdrawal Base just prior to the withdrawal.  However, if the total withdrawals in a Contract Year exceed the Guaranteed Annual Lifetime Withdrawal Amount, the Withdrawal Base is reduced.  The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b) where:

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(a)                                  is the Withdrawal Base just prior to the Excess Withdrawal; and

(b)                                 is the Contract Value just prior to the Excess Withdrawal.

Effect of Required Minimum Distributions (RMD) on Guaranteed Annual Lifetime Withdrawal Amount

If you notify us in writing that you are required to take withdrawals from your Contract to satisfy the RMD rules according to the Internal Revenue Code of 1986, as amended from time to time, and regulations promulgated thereunder and we determine that the RMD for your Contract is greater than the Guaranteed Annual Lifetime Withdrawal Amount, the Guaranteed Annual Lifetime Withdrawal Amount will be increased.  This increase will not be treated as an Excess Withdrawal for purposes of this rider and therefore will not reduce the Withdrawal Base.  It applies only in relation to the RMD based on the value of the Contract.

If a withdrawal causes the total withdrawals for that Contract Year to exceed the RMD for your Contract, then the amount by which total withdrawals are in excess of the RMD will be treated as an Excess Withdrawal, which may cause a reduction of the Withdrawal Base.

Benefit Available on Annuity Date

If the Annuity date occurs while the rider is in effect, upon your request, you may:

(a)                                  apply the Contract Value to any of the annuity options available in the Annuity Options section of the Contract;

(b)                                 request that as of the annuity payment commencement date, annuity payments are made each year equal to the Guaranteed Annual Lifetime Withdrawal Amount until the death of the Annuitant for Single Life Guarantees, or the death of the Annuitant and Joint Annuitant for Joint Life Guarantees;

We must receive a written notice at our Administrative office at least 30 days prior to the current Annuity date.  If annuity payments are to commence and none of the above elections have been made, then the default annuity option in your Contract will apply.

What if the Contract Value reduces to Zero?

If the Contract Value is reduced to zero and the Withdrawal Base is greater than zero, any Remaining Payments under the Purchasing Power Protector Benefit rider will be made on an annual basis in a Contract Year.  In this situation, no additional Purchase Payments will be accepted.  The only

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provisions of the Contract that remain in effect are those that are associated with Remaining Guaranteed Lifetime Withdrawal Benefit Payments.

If the Contract Value is reduced to zero in a Contract Year and there is any Guaranteed Annual Lifetime Withdrawal Amount due for that year, the Contract Owner will receive any Remaining Payment, as of the date the Contract Value is reduced to zero.

If the Remaining Payments due each Contract Year are less than $100, the Remaining Payments will be commuted and a lump sum will be paid.

Single and Joint Life Guarantees

The Guaranteed Lifetime Withdrawal Benefit can be purchased on a single or a joint life basis.  Under a Single Life Guarantee, the Guaranteed Annual Lifetime Withdrawal Amount is guaranteed over the lifetime of the Annuitant.  You need not specify a Joint Annuitant in the Contract Specifications at the time of issue of the Single Life Guarantee.

Under a Joint Life Guarantee, the Guaranteed Annual Lifetime Withdrawal Amount is guaranteed over the lifetime of the Annuitant and Joint Annuitant.  You must specify the Joint Annuitant in the Contract Specifications at the time of issue of the Joint Life Guarantee. The Joint Annuitant must be the spouse of the Annuitant on the rider effective date and the spousal Joint Annuitant must always be the Contract Owner’s primary beneficiary unless the rider is changed to a Single Life Guarantee before withdrawals have begun.

Can I convert a Single Life Guarantee to a Joint Life Guarantee and vice-versa?

You cannot convert a Single Life Guarantee to a Joint Life Guarantee.

If you have a Joint Life Guarantee and have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee and pay the Rider Charge for a Single Life Guarantee.  The Joint Annuitant can also be changed to the Annuitant’s current spouse, if no withdrawals have been taken.

If a withdrawal has been taken, the Joint Annuitant cannot be changed.  The Joint Annuitant can be removed from the Contract, but the charge for the rider would remain at the Joint Life Guarantee charge, and the Withdrawal Percentage would not change.

Death Benefit Enhancement

The Purchasing Power Protector rider has a Death Benefit that is payable prior to the Annuity Date upon the Annuitant’s death or the last death of the

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Annuitant and Joint Annuitant only if the Death Benefit Enhancement Benefit Base is greater than the sum of the Fixed Account death benefit and the Variable Account death benefit payable under the Contract.  The amount by which the Enhanced Death Benefit Base exceeds the death benefit provided in your Contract is called the Death Benefit Enhancement.  This amount cannot be less than zero or greater than $1,000,000.  There is no additional charge for the Death Benefit enhancement payable under the rider.  Upon receipt of due proof of Annuitant death or the last death of the Annuitant and Joint Annuitant and the necessary forms to make payment to a beneficiary, the Company will pay the Death Benefit Enhancement in addition to the death benefit provided in your Contract.

Death Benefit Enhancement Benefit Base

The value of the Death Benefit Enhancement Benefit Base depends upon when you make your first withdrawal.

The Death Benefit Enhancement Benefit Base equals:

1.            On the Contract Date

On the Contract Date, the Death Benefit Enhancement Benefit Base is the Initial Purchase Payment received plus any Purchase Payment Enhancement, if applicable;

2.              Prior to the first withdrawal after the Contract Date

The Death Benefit Enhancement Benefit Base is equal to the greater of (a) or (b), where:

(a)          is the sum of (1) plus (2), where,

(1)  is the Initial Purchase Payment (plus any Purchase Payment Enhancement, if any); and

(2)  is each Purchase Payment received after the Contract Date; and

(b)         is the highest Contract Value as of a Contract Anniversary Date until the Annuitant’s attainment of Age 80, or Age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

3.               At the time of first withdrawal after the Contract Date

The Benefit Base is the greater of (a) or (b), where:

(a)          is the Contract Value on the date of the first withdrawal, just before the first withdrawal; and

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(b)         is the highest Contract Value as of a Contract Anniversary Date until the Annuitant’s attainment of Age 80 for Single Life Guarantees, or Age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees; and

4.            After the first withdrawal after the Contract Date

If there is a step-up of the Withdrawal Base, the Benefit Base automatically steps-up to 100% of the Contract Anniversary Value until the Annuitant’s attainment of Age 80 for Single Life Guarantees, or Age 80 of the younger of the Annuitant and the Joint Annuitant for Joint Life Guarantees.

Effect of Withdrawals on the Death Benefit Enhancement Benefit Base

If you withdraw less than or equal to the Guaranteed Annual Lifetime Withdrawal Amount in effect at the time of request during each Contract Year, the Death Benefit Enhancement Benefit Base is reduced by the dollar amount of the withdrawal.  This is the case even with RMD withdrawals. Note that the Guaranteed Minimum Withdrawal Base is not reduced by the amount of this withdrawal but the Death Benefit Enhancement Benefit Base is.

If you withdraw greater than the Guaranteed Annual Lifetime Withdrawal Amount in effect at the time of request during each Contract Year, then the amount that is in excess of the Guaranteed Annual Lifetime Withdrawal Amount is an Excess Withdrawal and it reduces the Death Benefit Enhancement Benefit Base.  The reduction is determined by multiplying the Excess Withdrawal by the ratio of (a) to (b), where:

(a)                                  is the Death Benefit Enhancement Benefit Base just before the Excess Withdrawal; and

(b)                                 is the Contract Value just before the withdrawal of the Excess Withdrawal.

If you make any Purchase Payments after the date of the first withdrawal, the Death Benefit Enhancement Benefit Base will be increased on a dollar-for-dollar basis.

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Impact of Annuitant’s Death for Joint Life Guarantees

1.               Single Life Guarantees

Upon the death of the Annuitant, the Company will pay the beneficiary the Standard Death Benefit under the Contract and the Death Benefit Enhancement, if any.  The rider is terminated at death.  An eligible spousal beneficiary, however can continue the Contract but not the Purchasing Power Protector Benefit rider.

2.              Joint Life Guarantees

Under the Joint Life Guarantee, an eligible spousal beneficiary who is also the primary beneficiary can become the Successor Owner of the Contract and continue the Contract and the Purchasing Power Protector Benefit rider upon Annuitant’s death.

The spousal beneficiary also has the option of surrendering the Contract and receiving a Death Benefit equal to the Contract Value as of the date of the Annuitant’s death.

If you have not taken any withdrawals, you can change a Joint Life Guarantee to a Single Life Guarantee based on the Joint Annuitant’s lifetime and pay the Rider Charge for a Single Life Guarantee.

If withdrawals have been taken, the guarantee and the Rider Charge do not change and the Guaranteed Annual Lifetime Withdrawal Amount applies to the Joint Annuitant’s lifetime.

If the Joint Annuitant is not alive on the date of death of the Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated.

Impact of Joint Annuitant’s Death for Joint Life Guarantees

If the Joint Annuitant dies and the Annuitant is still alive, no Death Benefit is paid.  If no withdrawals have been taken, the Contract Owner has the option, upon written request to the Company, to convert the guarantee, and the associated Rider Charge, to a Single Life Guarantee based on the Annuitant’s lifetime.  If the Annuitant does not convert the guarantee to a Single Life Guarantee, the Annuitant may name a new spouse as the Joint Annuitant before withdrawals are taken.  If withdrawals have been taken, the guarantee and the Rider Charge do not change.

If the Annuitant is not alive on the date of death of the Joint Annuitant, the Death Benefit is payable to a beneficiary and the rider is terminated..

Transfer Limits

Notwithstanding any other provision of this Contract, no more than two transfers may be made in a calendar month and no more than 12 such transfers can be made in a calendar year.

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Rider Charge

On an annual basis the Rider Charge will be a percentage of the monthly average of the Withdrawal Base and will be deducted from the Contract Value.  The Rider Charge will be deducted annually on each Contract Anniversary until the Annuity Date.  The current effective annual charge for the rider is 0.95% of monthly average Withdrawal Base for a Single Life Guarantee and 1.05% of monthly average Withdrawal Base for a Joint Life Guarantee and neither may be increased beyond a maximum of 1.25%.

If an automatic step-up in the Withdrawal Base is scheduled to occur, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing this rider.  The Contract Owner can opt out of any future rider charge increases by sending, at least 30 days prior to a contract anniversary, a written request to the Company to do so.  No future increases in the current charge for the rider will be made and all future Automatic Annual Step-Ups will be suspended.

The Contract Owner may send a written request to the Company, at least 30 days prior to a subsequent contract anniversary, to reinstate the Automatic Annual Step-Ups of the Withdrawal Base.  The reinstatement will be effective on the following contract anniversary.  Future current charges will be the same as the charges applied to the class of Contract Owners electing the benefit at that time, not to exceed the Maximum Rider Charge of 1.25%.

We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death.  No rider charge will be imposed upon annuitization.

Can I cancel the Purchasing Power Protector Benefit Rider?

You may cancel the Purchasing Power Protector Benefit rider on or after the third contract anniversary effective on the contract anniversary immediately following receipt by the Company of a written cancellation request by the Contract Owner.

When will the Purchasing Power Protector Benefit Rider terminate?

This rider will terminate upon the earliest of:

(a)                                  cancellation of the Purchasing Power Protector Benefit rider;

(b)                                 if the Contract Value equals zero and there is no Guaranteed Annual Lifetime Withdrawal Amount due in future years;

(c)                                  full surrender of the Contract;

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(d)                                 on the date of the death of the Annuitant for Single Life Guarantees, or the date of the last death of the Annuitant or Joint Annuitant for Joint Life Guarantees; or

(e)                                  annuitization.

All charges for this rider will cease upon Contract termination.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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RULE 497(e)
333-39804
333-62811
333-69386

SUPPLEMENT DATED MARCH 9, 2009 TO

PROSPECTUSES DATED MAY 1, 2008

FOR

ENHANCED CREDIT VARIABLE ANNUITY,

PENNANT SELECT AND PENN FREEDOM

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

PHILADELPHIA, PA 19172

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

This supplement describes changes to the Contract Rider charges for the (Optional) Combined Minimum Accumulation and Guaranteed Minimum Withdrawal Benefit Rider.  These changes are effective for contracts issued after the close of the New York Stock Exchange (“NYSE”) on March 31, 2009.

In the section captioned “What Charges Do I Pay?” under the sub section captioned “Contract Rider Charges” the following language should replace in its entirety after the section captioned “(Optional) Combined Minimum Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit Rider.”

(Optional) Combined Minimum Accumulation and Guaranteed Minimum Withdrawal Benefit Rider. The rider charge for this package of enhancements, to be assessed annually, will be a percentage of the monthly average Contract Value that is allocated to the variable sub-accounts and will be deducted from the Contract Value.  The current effective annual charge for this agreement is 0.85% for a Single Life Guarantee and 0.95% for a Joint Life Guarantee, and may not be increased beyond the maximum of 1.00%.  If a step-up benefit is elected, the monthly charge may be increased, but not above the then current charge applicable to the class of Contract Owners then electing such benefit.  We will deduct any accrued, but uncollected rider charges on the date you surrender your Contract or upon your death as of the date of surrender or death.  No rider charge will be imposed upon annuitization.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.